UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

1.814652.108

AMP-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 1.9%
Cooper Tire & Rubber Co.	308,625	$ 7,919,318
Delphi Automotive PLC	396,365	17,598,606
Gentex Corp.	168,517	3,372,025
Johnson Controls, Inc.	251,920	8,834,834
New Focus Auto Tech Holdings Ltd. (a)	1,819,910	154,735
Standard Motor Products, Inc.	146,060	4,048,783
Tenneco, Inc. (a)	271,409	10,669,088
		52,597,389
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	70,250	1,449,960
Distributors - 0.2%
Core-Mark Holding Co., Inc.	5,915	303,499
LKQ Corp. (a)	231,357	5,034,328
		5,337,827
Diversified Consumer Services - 2.5%
American Public Education, Inc. (a)	328,825	11,472,704
DeVry, Inc.	63,625	2,020,094
Grand Canyon Education, Inc. (a)	696,627	17,687,360
H&R Block, Inc.	972,695	28,616,687
Matthews International Corp. Class A	7,379	257,453
Service Corp. International	376,600	6,300,518
Universal Technical Institute, Inc.	253,977	3,207,730
		69,562,546
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a)	137,882	5,009,253
Bally Technologies, Inc. (a)	174,079	9,046,886
Bravo Brio Restaurant Group, Inc. (a)	236,943	3,750,808
Fiesta Restaurant Group, Inc. (a)	32,891	873,914
Interval Leisure Group, Inc.	364,665	7,927,817
Jubilant Foodworks Ltd. (a)	155,336	3,558,630
Paddy Power PLC (Ireland)	77,100	6,957,677
Panera Bread Co. Class A (a)	819	135,332
Papa John's International, Inc. (a)	166,353	10,283,942
Texas Roadhouse, Inc. Class A	342,796	6,921,051
The Cheesecake Factory, Inc.	463,958	17,913,418
Wyndham Worldwide Corp.	330,074	21,283,172
		93,661,900
Household Durables - 1.8%
ARNEST ONE Corp.	357,400	7,035,238
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Haseko Corp. (a)	6,733,500	$ 6,151,601
Jarden Corp. (a)	491,247	21,049,934
Whirlpool Corp.	147,119	17,427,717
		51,664,490
Internet & Catalog Retail - 1.8%
Expedia, Inc.	161,813	9,710,398
HSN, Inc.	699,706	38,385,871
TripAdvisor, Inc. (a)	39,700	2,085,044
		50,181,313
Leisure Equipment & Products - 0.7%
Brunswick Corp.	72,897	2,494,535
Polaris Industries, Inc.	183,302	16,953,602
		19,448,137
Media - 4.0%
Belo Corp. Series A	537,548	5,284,097
Cheil Worldwide, Inc.	334,620	7,237,699
Cinemark Holdings, Inc.	348,011	10,245,444
Comcast Corp. Class A	360,715	15,153,637
Discovery Communications, Inc. (a)	358,459	28,225,062
John Wiley & Sons, Inc. Class A	62,020	2,416,299
KT Skylife Co. Ltd.	363,450	11,080,974
Pearson PLC	23,300	419,174
Sinclair Broadcast Group, Inc. Class A	110,000	2,226,400
Time Warner, Inc.	515,004	29,674,530
		111,963,316
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	254,654	4,762,030
Asbury Automotive Group, Inc. (a)	132,757	4,870,854
Cabela's, Inc. Class A (a)	29,817	1,812,277
Foot Locker, Inc.	453,281	15,520,341
Group 1 Automotive, Inc.	118,176	7,098,832
Guess?, Inc.	40,712	1,010,879
Lithia Motors, Inc. Class A (sub. vtg.)	338,263	16,060,727
Office Depot, Inc. (a)	1,208,801	4,750,588
Penske Automotive Group, Inc.	333,474	11,124,693
PetSmart, Inc.	9,911	615,473
Rent-A-Center, Inc.	182,643	6,746,832
Ross Stores, Inc.	107,106	6,492,766
Signet Jewelers Ltd.	201,452	13,497,284
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	732,946	$ 16,242,083
Stage Stores, Inc.	98,300	2,544,004
The Men's Wearhouse, Inc.	118,803	3,970,396
TJX Companies, Inc.	220,908	10,327,449
Tsutsumi Jewelry Co. Ltd.	52,500	1,417,698
Vitamin Shoppe, Inc. (a)	24,400	1,191,940
		130,057,146
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	75,300	7,812,596
G-III Apparel Group Ltd. (a)	132,339	5,308,117
Page Industries Ltd.	8,386	513,136
PVH Corp.	75,751	8,090,964
		21,724,813
TOTAL CONSUMER DISCRETIONARY		607,648,837
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	112,454	5,279,715
Food & Staples Retailing - 1.5%
Kroger Co.	1,288,248	42,692,539
Food Products - 2.9%
Archer Daniels Midland Co.	1,397,048	47,122,423
Britannia Industries Ltd. (a)	82,351	794,234
ConAgra Foods, Inc.	102,511	3,670,919
Ingredion, Inc.	136,356	9,861,266
Lancaster Colony Corp.	25,060	1,929,620
Post Holdings, Inc. (a)	40,765	1,750,041
SunOpta, Inc. (a)	231,400	1,671,975
Want Want China Holdings Ltd.	8,812,000	13,508,808
		80,309,286
Household Products - 0.1%
Jyothy Laboratories Ltd.	268,500	818,868
Spectrum Brands Holdings, Inc.	37,791	2,138,593
		2,957,461
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	38,249	1,539,522
TOTAL CONSUMER STAPLES		132,778,523
Common Stocks - continued
	Shares	Value
ENERGY - 8.5%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc. (d)	126,600	$ 8,806,296
Dresser-Rand Group, Inc. (a)	125,734	7,752,758
Ensco PLC Class A	299,966	17,997,960
McDermott International, Inc. (a)	2,567,419	28,215,935
Noble Corp.	346,687	13,226,109
Oil States International, Inc. (a)	85,826	7,000,827
TETRA Technologies, Inc. (a)	265,852	2,727,642
TGS Nopec Geophysical Co. ASA	207,200	7,804,477
Unit Corp. (a)	143,964	6,557,560
		100,089,564
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	334,557	2,746,713
Apache Corp.	66,996	5,169,411
Canadian Natural Resources Ltd.	453,300	14,533,623
Denbury Resources, Inc. (a)	595,568	11,107,343
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	188,200	9,788,282
Energy XXI (Bermuda) Ltd.	95,953	2,611,841
ENI SpA	93,115	2,092,371
Hess Corp.	100,850	7,221,869
Marathon Oil Corp.	352,389	11,882,557
Marathon Petroleum Corp.	166,253	14,896,269
Murphy Oil Corp.	142,952	9,110,331
Occidental Petroleum Corp.	80,600	6,316,622
Phillips 66	82,560	5,776,723
Rosetta Resources, Inc. (a)	261,842	12,458,442
Swift Energy Co. (a)	244	3,614
Valero Energy Corp.	153,417	6,978,939
Whiting Petroleum Corp. (a)	176,416	8,968,989
World Fuel Services Corp.	108,319	4,302,431
WPX Energy, Inc. (a)	626	10,029
		135,976,400
TOTAL ENERGY		236,065,964
FINANCIALS - 13.2%
Capital Markets - 4.1%
Affiliated Managers Group, Inc. (a)	114,919	17,648,111
AllianceBernstein Holding LP	299,904	6,567,898
BlackRock, Inc. Class A	86,155	22,131,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	515,600	$ 14,931,776
Janus Capital Group, Inc.	242,800	2,282,320
Marusan Securities Co. Ltd.	314,200	2,333,094
Monex Group, Inc.	14,357	5,780,318
SEI Investments Co.	519,753	14,994,874
The Blackstone Group LP	318,700	6,303,886
Virtus Investment Partners, Inc. (a)	14,449	2,691,560
Waddell & Reed Financial, Inc. Class A	178,700	7,823,486
Walter Investment Management Corp. (a)	294,570	10,972,733
		114,461,552
Commercial Banks - 3.8%
BB&T Corp.	91,518	2,872,750
City National Corp.	76,495	4,506,320
Comerica, Inc.	278,200	10,001,290
Commerce Bancshares, Inc.	138,094	5,638,378
Cullen/Frost Bankers, Inc.	60,684	3,794,571
First Commonwealth Financial Corp.	983,475	7,336,724
First Niagara Financial Group, Inc.	749,137	6,637,354
Glacier Bancorp, Inc.	59,916	1,137,206
Huntington Bancshares, Inc.	2,554,416	18,877,134
PrivateBancorp, Inc.	607,324	11,484,497
Regions Financial Corp.	826,066	6,765,481
Shinsei Bank Ltd.	4,980,000	11,215,381
SunTrust Banks, Inc.	397,718	11,458,256
Synovus Financial Corp.	896,227	2,482,549
Texas Capital Bancshares, Inc. (a)	17,185	695,133
		104,903,024
Consumer Finance - 1.7%
ACOM Co. Ltd. (a)	305,470	8,758,309
Credit Acceptance Corp. (a)	79,477	9,707,321
Credit Saison Co. Ltd.	144,500	3,598,109
Discover Financial Services	42,328	1,897,988
Hitachi Capital Corp.	351,000	7,591,607
Portfolio Recovery Associates, Inc. (a)	29,157	3,700,606
SLM Corp.	510,915	10,463,539
		45,717,479
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
CRISIL Ltd.	46,923	$ 762,380
ORIX Corp.	464,700	5,879,403
		6,641,783
Insurance - 1.3%
Assured Guaranty Ltd.	223,746	4,611,405
Lincoln National Corp.	100,945	3,291,816
Old Republic International Corp.	1,169,304	14,861,854
Protective Life Corp.	173,391	6,207,398
Reinsurance Group of America, Inc.	93,985	5,608,085
		34,580,558
Real Estate Investment Trusts - 0.7%
Coresite Realty Corp.	311,489	10,895,885
Corrections Corp. of America	79,947	3,123,529
Extra Space Storage, Inc.	61,580	2,418,247
Kite Realty Group Trust	504,700	3,401,678
		19,839,339
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	25,603	3,456,405
Altisource Portfolio Solutions SA	186,225	12,989,194
Altisource Residential Corp. Class B (a)(d)	85,344	1,706,880
Jones Lang LaSalle, Inc.	89,821	8,929,106
Wharf Holdings Ltd.	727,000	6,480,912
		33,562,497
Thrifts & Mortgage Finance - 0.2%
EverBank Financial Corp.	200,899	3,093,845
Nationstar Mortgage Holdings, Inc. (d)	94,900	3,501,810
		6,595,655
TOTAL FINANCIALS		366,301,887
HEALTH CARE - 5.9%
Biotechnology - 1.4%
Amgen, Inc.	47,500	4,869,225
Biogen Idec, Inc. (a)	12,500	2,411,375
Celgene Corp. (a)	47,585	5,515,577
Puma Biotechnology, Inc.	33,200	1,108,548
Regeneron Pharmaceuticals, Inc. (a)	33,138	5,845,543
United Therapeutics Corp. (a)	338,744	20,619,347
		40,369,615
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	2,053,664	$ 16,039,116
Greatbatch, Inc. (a)	86,353	2,579,364
Hologic, Inc. (a)	306,685	6,931,081
ResMed, Inc. (d)	14,970	694,009
St. Jude Medical, Inc.	86,871	3,513,063
Stryker Corp.	207,300	13,524,252
SurModics, Inc. (a)	122,645	3,342,076
Thoratec Corp. (a)	87,161	3,268,538
Trinity Biotech PLC sponsored ADR	318,868	5,382,492
		55,273,991
Health Care Providers & Services - 1.5%
AMN Healthcare Services, Inc. (a)	581,720	9,208,628
Community Health Systems, Inc.	69,437	3,290,619
Health Management Associates, Inc. Class A (a)	375,994	4,839,043
Healthways, Inc. (a)	180,619	2,212,583
Humana, Inc.	4,512	311,824
Miraca Holdings, Inc.	76,300	3,716,317
Omnicare, Inc.	107,608	4,381,798
PharMerica Corp. (a)	102,663	1,437,282
Team Health Holdings, Inc. (a)	40,094	1,458,620
Tenet Healthcare Corp. (a)	109,632	5,216,291
VCA Antech, Inc. (a)	227,798	5,350,975
		41,423,980
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	398,751	7,616,144
Cambrex Corp. (a)	177,410	2,269,074
Thermo Fisher Scientific, Inc.	196,638	15,040,841
		24,926,059
Pharmaceuticals - 0.1%
Cadila Healthcare Ltd.	1	7
Valeant Pharmaceuticals International, Inc. (Canada) (a)	46,200	3,468,240
		3,468,247
TOTAL HEALTH CARE		165,461,892
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.3%
Esterline Technologies Corp. (a)	106,134	8,034,344
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Forward Air Corp.	1,984	$ 73,983
Airlines - 1.4%
Alaska Air Group, Inc. (a)	52,750	3,373,890
Copa Holdings SA Class A	97,509	11,663,051
Southwest Airlines Co.	1,662,850	22,415,218
		37,452,159
Building Products - 0.0%
Gibraltar Industries, Inc. (a)	46,160	842,420
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	215,266	7,379,318
Edenred SA	19,134	626,172
G&K Services, Inc. Class A	13,483	613,611
Multiplus SA	87,300	1,258,468
Republic Services, Inc.	297,384	9,813,672
Steelcase, Inc. Class A	239,968	3,534,729
Unifirst Corp. Massachusetts	26,839	2,428,930
		25,654,900
Construction & Engineering - 2.3%
Dycom Industries, Inc. (a)	96,100	1,892,209
Fluor Corp.	455,615	30,220,943
Foster Wheeler AG (a)	881,275	20,137,134
Tutor Perini Corp. (a)	259,523	5,008,794
URS Corp.	168,135	7,971,280
		65,230,360
Electrical Equipment - 0.8%
AMETEK, Inc.	58,264	2,526,327
Generac Holdings, Inc.	381,076	13,467,226
Roper Industries, Inc.	53,921	6,864,683
		22,858,236
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	364,876	24,734,944
Max India Ltd.	1,047,994	4,313,854
		29,048,798
Machinery - 2.4%
AGCO Corp.	204,529	10,660,051
Crane Co.	139,020	7,765,657
Harsco Corp.	304,200	7,535,034
IDEX Corp.	38,754	2,070,239
Ingersoll-Rand PLC	444,252	24,438,303
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kitz Corp.	74,700	$ 374,551
Snap-On, Inc.	81,136	6,709,947
Terex Corp. (a)	207,503	7,142,253
		66,696,035
Professional Services - 3.1%
Corporate Executive Board Co.	184,406	10,725,053
Dun & Bradstreet Corp.	135,898	11,367,868
Equifax, Inc.	483,397	27,838,833
Kelly Services, Inc. Class A (non-vtg.)	265,818	4,965,480
Manpower, Inc.	426,004	24,162,947
Randstad Holding NV	81,600	3,340,891
TrueBlue, Inc. (a)	199,146	4,209,946
		86,611,018
Road & Rail - 0.6%
Con-way, Inc.	260,298	9,165,093
Hertz Global Holdings, Inc. (a)	316,528	7,045,913
		16,211,006
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	429,200	3,824,848
United Rentals, Inc. (a)	121,721	6,691,003
		10,515,851
TOTAL INDUSTRIALS		369,229,110
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 2.0%
AAC Acoustic Technology Holdings, Inc.	2,135,000	10,258,936
Brocade Communications Systems, Inc. (a)	2,771,722	15,992,836
Juniper Networks, Inc. (a)	843,046	15,630,073
Motorola Solutions, Inc.	194,960	12,483,289
Riverbed Technology, Inc. (a)	138,717	2,068,270
		56,433,404
Computers & Peripherals - 1.4%
Cray, Inc. (a)	239,895	5,567,963
EMC Corp. (a)	577,600	13,798,864
Gemalto NV	96,652	8,430,944
NCR Corp. (a)	432,448	11,918,267
		39,716,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.8%
Arrow Electronics, Inc. (a)	264,836	$ 10,757,638
Avnet, Inc. (a)	301,457	10,912,743
Benchmark Electronics, Inc. (a)	253,951	4,576,197
Flextronics International Ltd. (a)	1,032,170	6,977,469
Ingenico SA	44,191	2,617,622
Jabil Circuit, Inc.	529,931	9,793,125
Plexus Corp. (a)	22,964	558,255
TE Connectivity Ltd.	422,742	17,725,572
Tech Data Corp. (a)	103,033	4,699,335
Vishay Intertechnology, Inc. (a)(d)	594,429	8,090,179
		76,708,135
Internet Software & Services - 0.4%
Carsales.com Ltd.	210,821	2,063,265
eBay, Inc. (a)	43,264	2,345,774
Mail.Ru Group Ltd. GDR (Reg. S)	118,300	3,276,910
Web.com Group, Inc. (a)	161,178	2,752,920
		10,438,869
IT Services - 7.2%
Alliance Data Systems Corp. (a)	137,928	22,329,164
Amdocs Ltd.	96,659	3,503,889
Computer Task Group, Inc.	344,057	7,359,379
CoreLogic, Inc. (a)	219,014	5,663,702
Euronet Worldwide, Inc. (a)	252,168	6,642,105
Fidelity National Information Services, Inc.	325,976	12,915,169
Fiserv, Inc. (a)	455,730	40,026,766
FleetCor Technologies, Inc. (a)	397,493	30,475,788
Gartner, Inc. Class A (a)	196,680	10,701,359
Genpact Ltd.	259,633	4,722,724
Heartland Payment Systems, Inc.	157,765	5,201,512
Jack Henry & Associates, Inc.	59,800	2,763,358
Maximus, Inc.	31,353	2,507,299
NeuStar, Inc. Class A (a)	329,442	15,328,936
Sapient Corp. (a)	571,016	6,960,685
Teletech Holdings, Inc. (a)	464,199	9,845,661
Total System Services, Inc.	66,374	1,644,748
Visa, Inc. Class A	73,786	12,531,814
		201,124,058
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV	58,491	3,977,973
Avago Technologies Ltd.	199,080	7,150,954
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	102,089	$ 3,539,426
Entegris, Inc. (a)	333,532	3,288,626
Freescale Semiconductor Holdings I Ltd. (a)	431,313	6,422,251
Integrated Device Technology, Inc. (a)	283,413	2,117,095
International Rectifier Corp. (a)	158,648	3,355,405
KLA-Tencor Corp.	103,706	5,469,454
Lam Research Corp. (a)	121,015	5,017,282
LSI Corp. (a)	892,072	6,048,248
Melexis NV	87,519	1,636,797
Mellanox Technologies Ltd. (a)	4,209	233,642
MEMC Electronic Materials, Inc. (a)	363,862	1,600,993
NVIDIA Corp.	939,900	12,049,518
PDF Solutions, Inc. (a)	366,848	5,876,905
PMC-Sierra, Inc. (a)	733,850	4,982,842
Samsung Electronics Co. Ltd.	10,065	13,822,493
Skyworks Solutions, Inc. (a)	627,403	13,821,688
Taiwan Semiconductor Manufacturing Co. Ltd.	2,030,000	6,829,639
		107,241,231
Software - 2.7%
Autodesk, Inc. (a)	98,400	4,058,016
Compuware Corp. (a)	1,158,836	14,485,450
Electronic Arts, Inc. (a)	811,210	14,358,417
Mentor Graphics Corp.	1,026,347	18,525,563
Nuance Communications, Inc. (a)	246,338	4,971,101
SolarWinds, Inc. (a)	22,600	1,335,660
Symantec Corp. (a)	563,179	13,899,258
Synopsys, Inc. (a)	74,378	2,668,683
		74,302,148
TOTAL INFORMATION TECHNOLOGY		565,963,883
MATERIALS - 5.3%
Chemicals - 3.5%
Albemarle Corp.	52,530	3,284,176
Ashland, Inc.	142,431	10,582,623
Axiall Corp.	244,917	15,224,041
Cabot Corp.	86,016	2,941,747
Cytec Industries, Inc.	61,634	4,565,847
Eastman Chemical Co.	91,321	6,380,598
FMC Corp.	128,040	7,302,121
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Landec Corp. (a)	363,170	$ 5,255,070
LyondellBasell Industries NV Class A	400,414	25,342,202
Pidilite Industries Ltd. (a)	915,672	4,437,889
PolyOne Corp.	142,077	3,468,100
Valspar Corp.	16,247	1,011,376
W.R. Grace & Co. (a)	93,086	7,215,096
		97,010,886
Metals & Mining - 1.1%
Barrick Gold Corp.	93,500	2,746,508
Compass Minerals International, Inc.	43,600	3,440,040
Goldcorp, Inc.	191,800	6,453,437
IAMGOLD Corp.	321,895	2,322,676
New Gold, Inc. (a)	911,100	8,287,212
Osisko Mining Corp. (a)	1,088,900	6,463,619
Yamana Gold, Inc.	144,016	2,218,684
		31,932,176
Paper & Forest Products - 0.7%
International Paper Co.	415,673	19,362,048
TOTAL MATERIALS		148,305,110
UTILITIES - 0.2%
Gas Utilities - 0.2%
Towngas China Co. Ltd.	562,000	519,100
UGI Corp.	148,980	5,719,342
		6,238,442
TOTAL COMMON STOCKS (Cost $2,125,974,706)		2,597,993,648
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,380,598
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,833,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,213,894
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	177,020,508	$ 177,020,508
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	10,173,540	10,173,540
TOTAL MONEY MARKET FUNDS (Cost $187,194,048)		187,194,048
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,317,837,801)		2,791,401,590
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,369,186)
NET ASSETS - 100%		$ 2,786,032,404
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,380,598 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,337
Fidelity Securities Lending Cash Central Fund	74,941
Total	$ 107,278
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 607,648,837	$ 607,648,837	$ -	$ -
Consumer Staples	132,778,523	132,778,523	-	-
Energy	236,065,964	236,065,963	1	-
Financials	372,515,781	370,135,183	2,380,598	-
Health Care	165,461,892	165,461,892	-	-
Industrials	369,229,110	369,229,110	-	-
Information Technology	565,963,883	565,963,883	-	-
Materials	148,305,110	148,305,110	-	-
Utilities	6,238,442	6,238,442	-	-
Money Market Funds	187,194,048	187,194,048	-	-
Total Investments in Securities:	$ 2,791,401,590	$ 2,789,020,991	$ 2,380,599	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 199,645,570
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $2,321,078,989. Net unrealized appreciation aggregated $470,322,601, of which $501,258,754 related to appreciated investment securities and $30,936,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013